Leases - Supplemental Consolidated Balance Sheet Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease assets	$ 45,834	$ 48,739
Operating Lease, Liability [Abstract]
Current operating lease liabilities	6,718	10,470
Non-current operating lease liabilities	40,469	39,922
Present value of lease liabilities	$ 47,187	50,392
HMH Holding BV And Subsidiaries [Member]
Lessee, Lease, Description [Line Items]
Operating lease assets		48,739	$ 34,673
Operating Lease, Liability [Abstract]
Current operating lease liabilities		10,470	8,114
Non-current operating lease liabilities		39,922	27,052
Present value of lease liabilities		$ 50,392	$ 35,166